RESTATEMENT (Details Narrative) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022
Redeemable Convertible Preferred Stock [Member] | Youlife International Holdings Inc [Member]
Mezzanine equity	¥ 1,006.0	¥ 1,006.0